UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           SC Fundamental LLC
Address:        747 Third Avenue
                27th Floor
                New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          February 14, 2007
---------------------------  -------------------------    -----------------
    [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              77
                                            ------------------

Form 13F Information Table Value Total:              $77,889
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2006

[Part 1 of Table]+

                                                                                       ITEM 5:
                                 ITEM 2:                   ITEM 3:       ITEM 4:      Shares or
            ITEM 1:             Title of                   Cusip           Fair       Principal
         Name of Issuer           Class                    Number       Market Value   Amount
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Accrete Energy Inc               Common                    00438F108       273,383      52,252 SH
Ambase Corp.                     Common                    023164106       139,675     279,350 SH
Ardent Acquisition Corp          Common                    03979E100        20,311       3,720 SH
Arizona Star Resources Corp      Common                    04059G106     2,045,880     170,490 SH
Auto Data Network Inc            Common                    05270Q104        59,520     148,800 SH
Bandag Inc                       Common-Class A            059815308     1,548,760      31,000 SH
Bel Fuse Inc                     Common-Class A            077347201       814,590      27,000 SH
Berkeley Tech Inc.               Sponsored ADR             08437M107       240,402     343,431 SH
C1 Energy Ltd                    Common                    12617Y105       760,979   1,304,744 SH
Cadus Pharmaceutical Corp        Common                    127639102       601,186     375,741 SH
Canyon Resources Corp.           Common                    138869300             0      86,111 Warrant
CGX Energy Inc                   Common                    125405100       124,248     207,080 SH
Chaus Bernard                    Common                    162510200       300,700     310,000 SH
Chief Consolidated Mining Co.    Common                    168628105        28,882     288,820 SH
Cinch Energy                     Common                    17185X108       210,392     229,249 SH
Claude Resources Inc             Common                    182873109     2,030,630   1,376,460 SH
Coalcorp Mining Inc              Common                    190135103       808,382   1,545,070 SH
Coalcorp Mining Inc              Common                    190135103        27,238     290,000 Warrant
Concord Camera Corp              Common                    206156200       649,784     144,396 SH
Courtside Acquistion             Common                    22274N102     1,346,640     248,000 SH
Crystallex Intl corp             Common                    22942F101       561,100     155,000 SH
Defiant Resources Corp           Common                    24477C107       991,761     492,040 SH
Del Glbl Technologies Corp.      Common                    245073101       114,581      73,923 SH
Delphi Financial Group           Common                    247131105    22,156,139     547,606 SH
Dualex Energy Int'l              Common                    26357W103        22,601      38,750 SH
Dundee Precious Metals Inc       Common                    265269209     1,078,579     108,500 SH
Dynabazaar Inc                   Common                    26779R104       111,657     372,190 SH
ECC Capital Corp                 Common                    26826M108     3,705,338   3,113,729 SH
ECHO Healthcare Acquis           Common                    27876C107       322,896      43,400 SH
ESG Re Ltd.                      Common                    000G312151       62,118     621,180 SH
European Goldfields Ltd          Common                    298774100     1,969,617     474,458 SH
Gabriel Resources                Common                    361970106     1,140,907     262,882 SH
General Finance Corp             Common                    369822101       405,790      52,700 SH
Global Power Equipment Group     Common                    37941P108         5,425       7,750 SH
Good Harbor Partners Acq.        Common-Class B            382094209        83,559      17,300 SH
Grand Banks Energy Corp          Common                    38522T105           479         372 SH
Grubb & Ellis Realty Advisor     Common                    400096103         8,419       1,490 SH
Heico Corp.                      Common-Class A            422806208     5,234,042     160,652 SH
Highview Resources Ltd           Common                    43123G106        22,917     534,380 SH
Highview Resources Ltd           Common                    43123G106             -     267,190 Warrant
Hollinger Inc                    Common                    43556C606       147,285     143,100 SH
India Globalization Cap          Common                    45408X100       837,865     143,470 SH
Industrias Bachoco               Sponsored ADR             456463108       507,500      17,500 SH
Isle Capri Casinos               Common                    464592104     2,065,266      77,700 SH
Israel Growth Partners Acq.      Common-Class B            465090207       162,316      34,100 SH
JK Acquisition Corp              Common                    47759H106       210,180      37,200 SH
Juniper Partners Acq             W Warrant                 48203X119         8,975      29,915 Warrant
Juniper Partners Acq             Common                    48203X200       353,840      67,270 SH
KBL Healthcare Acquisition       Common                    48241R108       511,500      93,000 SH
Liberty Homes Inc.               Common-Class A            530582204       182,776      27,280 SH
Liberty Homes Inc.               Common-Class B            530582303        81,840      12,400 SH
Limoneira Co                     Common                    532746104       161,650         610 SH
Loon Energy Inc                  Common                    543921100       640,102   1,356,900 SH
M & F Worldwide Corp             Common                    552541104     5,766,353     228,280 SH
Mcrae Industries                 Common                    582757209       156,445      12,771 SH
MDU Communication Int'l Inc      Common                    582828109             -      12,400 Warrant
MDU Communication Int'l Inc      Common                    582828109     1,366,052   1,729,180 SH
Medoro Resources Ltd             Common                    58503R209        85,646     166,425 SH
Merchants Group Inc              Common                    588539106       607,857      18,790 SH
Middle Kingdon Alliance Corp.    Class B Unit              595750308     1,372,525     170,500 SH
Millstream II Acquisition Co     Common                    601317100         6,634       1,240 SH
Molex Inc                        Common-Class A            608554200     3,250,484     117,346 SH
Next Inc.                        Common                    65336T104        71,711     150,970 SH
Oakmont Acquisition Corp         Common                    68831P106     1,017,079     186,620 SH
Oakwood Homes                    Common                    674098207           413      31,744 SH
Pantheon China Acquisition       Unit                      698659208       387,500      62,000 SH
Petrofalcon Corp                 Common                    716474101     1,578,451   1,508,456 SH
Revlon Inc.                      Common Stock
                                  Purchase Rights          761525500             -   1,860,000 SH
Sally Beauty Holdings Inc        Common                    79546E104       604,500      77,500 SH
Silk Road Resources              Common                    827101106        69,618      91,200 SH
Simon Worldwide Inc.             Common                    828815100        53,940     186,000 SH
Starrett Co.                     Common-Class A            855668109       694,103      42,714 SH
Sunridge Gold Corp               Common                    86769Q102       350,990     124,006 SH
TAC Acquisition Corp             Common                    873392104     2,748,336     496,000 SH
Transworld Corp                  Common                    89336R207       955,591     335,295 SH
Truestar Petroleum Corp          Common                    897867107         7,094      71,920 SH
Tusk Energy Corp                 Common                    900891102       837,550     310,000 SH

[Part 2 of Table]
                                               ITEM 6:                                         ITEM 8:
                                        INVESTMENT DISCRETION                          VOTING AUTHORITY SHARES
                                             (b) Shares                ITEM 7:
            ITEM 1:                          as Defined  (c) Shared   Managers
         Name of Issuer           (a) Sole   in Instr. V    Other    See Instr. V (a) Sole   (b) Shared   (c) None
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Accrete Energy Inc                  52,252     --          --          --           52,252     --          --
Ambase Corp.                       279,350     --          --          --          279,350     --          --
Ardent Acquisition Corp              3,720     --          --          --            3,720     --          --
Arizona Star Resources Corp        170,490     --          --          --          170,490     --          --
Auto Data Network Inc              148,800     --          --          --          148,800     --          --
Bandag Inc                          31,000     --          --          --           31,000     --          --
Bel Fuse Inc                        27,000     --          --          --           27,000     --          --
Berkeley Tech Inc.                 343,431     --          --          --          343,431     --          --
C1 Energy Ltd                    1,304,744     --          --          --        1,304,744     --          --
Cadus Pharmaceutical Corp          375,741     --          --          --          375,741     --          --
Canyon Resources Corp.              86,111     --          --          --           86,111     --          --
CGX Energy Inc                     207,080     --          --          --          207,080     --          --
Chaus Bernard                      310,000     --          --          --          310,000     --          --
Chief Consolidated Mining Co.      288,820     --          --          --          288,820     --          --
Cinch Energy                       229,249     --          --          --          229,249     --          --
Claude Resources Inc             1,376,460     --          --          --        1,376,460     --          --
Coalcorp Mining Inc              1,545,070     --          --          --        1,545,070     --          --
Coalcorp Mining Inc                290,000     --          --          --          290,000     --          --
Concord Camera Corp                144,396     --          --          --          144,396     --          --
Courtside Acquistion               248,000     --          --          --          248,000     --          --
Crystallex Intl corp               155,000     --          --          --          155,000     --          --
Defiant Resources Corp             492,040     --          --          --          492,040     --          --
Del Glbl Technologies Corp.         73,923     --          --          --           73,923     --          --
Delphi Financial Group             547,606     --          --          --          547,606     --          --
Dualex Energy Int'l                 38,750     --          --          --           38,750     --          --
Dundee Precious Metals Inc         108,500     --          --          --          108,500     --          --
Dynabazaar Inc                     372,190     --          --          --          372,190     --          --
ECC Capital Corp                 3,113,729     --          --          --        3,113,729     --          --
ECHO Healthcare Acquis              43,400     --          --          --           43,400     --          --
ESG Re Ltd.                        621,180     --          --          --          621,180     --          --
European Goldfields Ltd            474,458     --          --          --          474,458     --          --
Gabriel Resources                  262,882     --          --          --          262,882     --          --
General Finance Corp                52,700     --          --          --           52,700     --          --
Global Power Equipment Group         7,750     --          --          --            7,750     --          --
Good Harbor Partners Acq.           17,300     --          --          --           17,300     --          --
Grand Banks Energy Corp                372     --          --          --              372     --          --
Grubb & Ellis Realty Advisor         1,490     --          --          --            1,490     --          --
Heico Corp.                        160,652     --          --          --          160,652     --          --
Highview Resources Ltd             534,380     --          --          --          534,380     --          --
Highview Resources Ltd             267,190     --          --          --          267,190     --          --
Hollinger Inc                      143,100     --          --          --          143,100     --          --
India Globalization Cap            143,470     --          --          --          143,470     --          --
Industrias Bachoco                  17,500     --          --          --           17,500     --          --
Isle Capri Casinos                  77,700     --          --          --           77,700     --          --
Israel Growth Partners Acq.         34,100     --          --          --           34,100     --          --
JK Acquisition Corp                 37,200     --          --          --           37,200     --          --
Juniper Partners Acq                29,915     --          --          --           29,915     --          --
Juniper Partners Acq                67,270     --          --          --           67,270     --          --
KBL Healthcare Acquisition          93,000     --          --          --           93,000     --          --
Liberty Homes Inc.                  27,280     --          --          --           27,280     --          --
Liberty Homes Inc.                  12,400     --          --          --           12,400     --          --
Limoneira Co                           610     --          --          --              610     --          --
Loon Energy Inc                  1,356,900     --          --          --        1,356,900     --          --
M & F Worldwide Corp               228,280     --          --          --          228,280     --          --
Mcrae Industries                    12,771     --          --          --           12,771     --          --
MDU Communication Int'l Inc         12,400     --          --          --           12,400     --          --
MDU Communication Int'l Inc      1,729,180     --          --          --        1,729,180     --          --
Medoro Resources Ltd               166,425     --          --          --          166,425     --          --
Merchants Group Inc                 18,790     --          --          --           18,790     --          --
Middle Kingdon Alliance Corp.      170,500     --          --          --          170,500     --          --
Millstream II Acquisition Co         1,240     --          --          --            1,240     --          --
Molex Inc                          117,346     --          --          --          117,346     --          --
Next Inc.                          150,970     --          --          --          150,970     --          --
Oakmont Acquisition Corp           186,620     --          --          --          186,620     --          --
Oakwood Homes                       31,744     --          --          --           31,744     --          --
Pantheon China Acquisition          62,000     --          --          --           62,000     --          --
Petrofalcon Corp                 1,508,456     --          --          --        1,508,456     --          --
Revlon Inc.
                                 1,860,000     --          --          --        1,860,000     --          --
Sally Beauty Holdings Inc           77,500     --          --          --           77,500     --          --
Silk Road Resources                 91,200     --          --          --           91,200     --          --
Simon Worldwide Inc.               186,000     --          --          --          186,000     --          --
Starrett Co.                        42,714     --          --          --           42,714     --          --
Sunridge Gold Corp                 124,006     --          --          --          124,006     --          --
TAC Acquisition Corp               496,000     --          --          --          496,000     --          --
Transworld Corp                    335,295     --          --          --          335,295     --          --
Truestar Petroleum Corp             71,920     --          --          --           71,920     --          --
Tusk Energy Corp                   310,000     --          --          --          310,000     --          --